UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Dividend Growth

Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Semiannual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.2	6.1
American International Group, Inc.	5.7	5.7
Clear Channel Communications, Inc.	5.1	5.3
Microsoft Corp.	4.7	3.3
Home Depot, Inc.	4.0	3.7
Citigroup, Inc.	3.9	4.4
Fannie Mae	3.8	4.2
Johnson & Johnson	3.6	4.8
Wyeth	2.9	1.5
Merck & Co., Inc.	2.9	5.1
	42.8
Top Five Market Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.1	22.3
Health Care	20.3	20.8
Consumer Discretionary	12.5	13.0
Information Technology	10.8	10.5
Consumer Staples	9.2	8.9
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Stocks 96.5%		Stocks 95.9%
	Convertible Securities 0.8%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	3.7%	** Foreign investments	2.2%

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.4%
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	2,139,100	$ 55,060
Media - 7.3%
Clear Channel Communications, Inc.	21,061,040	947,536
McGraw-Hill Companies, Inc.	531,500	39,873
News Corp. Ltd. sponsored ADR	2,246,900	72,036
Time Warner, Inc. (a)	17,487,382	307,253
		1,366,698
Multiline Retail - 0.4%
Kohl's Corp. (a)	1,776,200	78,686
Specialty Retail - 4.3%
Home Depot, Inc.	21,010,300	745,235
Limited Brands, Inc.	1,320,000	24,024
Office Depot, Inc. (a)	383,700	6,120
Staples, Inc. (a)	987,900	26,288
		801,667
Textiles Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	262,200	18,265
TOTAL CONSUMER DISCRETIONARY		2,320,376
CONSUMER STAPLES - 9.2%
Beverages - 2.4%
PepsiCo, Inc.	4,607,490	217,750
The Coca-Cola Co.	4,692,200	231,044
		448,794
Food & Staples Retailing - 2.6%
CVS Corp.	8,974,700	320,576
Safeway, Inc. (a)	7,176,300	162,113
		482,689
Food Products - 0.8%
Kraft Foods, Inc. Class A	745,000	23,996
Unilever NV (NY Shares)	1,781,000	120,182
		144,178
Household Products - 0.8%
Colgate-Palmolive Co.	327,400	16,786
Kimberly-Clark Corp.	301,300	17,795
Procter & Gamble Co.	1,238,900	125,228
		159,809
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 1.2%
Alberto-Culver Co. (c)	3,199,830	$ 200,565
Estee Lauder Companies, Inc. Class A	421,900	17,285
		217,850
Tobacco - 1.4%
Altria Group, Inc.	4,749,300	264,014
TOTAL CONSUMER STAPLES		1,717,334
ENERGY - 6.2%
Energy Equipment & Services - 3.3%
BJ Services Co. (a)	968,000	37,888
Diamond Offshore Drilling, Inc.	4,763,900	108,141
ENSCO International, Inc.	3,875,194	110,443
GlobalSantaFe Corp.	5,219,879	142,503
Grant Prideco, Inc. (a)	716,100	9,739
Nabors Industries Ltd. (a)	858,700	37,783
Rowan Companies, Inc. (a)	1,006,125	23,020
Transocean, Inc. (a)	5,603,100	150,948
		620,465
Oil & Gas - 2.9%
ChevronTexaco Corp.	2,111,800	182,354
ConocoPhillips	4,443,711	292,752
Exxon Mobil Corp.	1,661,420	67,769
		542,875
TOTAL ENERGY		1,163,340
FINANCIALS - 24.0%
Capital Markets - 3.1%
Merrill Lynch & Co., Inc.	2,905,300	170,803
Morgan Stanley	6,890,000	401,067
Nuveen Investments, Inc. Class A	475,600	13,702
		585,572
Commercial Banks - 3.3%
Bank of America Corp.	2,611,500	212,733
Bank One Corp.	5,012,500	253,683
FleetBoston Financial Corp.	2,069,600	92,263
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Synovus Financial Corp.	1,677,200	$ 42,098
Wachovia Corp.	495,762	22,924
		623,701
Consumer Finance - 0.1%
MBNA Corp.	421,500	11,364
Diversified Financial Services - 3.9%
Citigroup, Inc.	14,731,939	728,936
Insurance - 9.1%
AFLAC, Inc.	2,574,300	94,940
Allmerica Financial Corp. (a)	1,819,900	63,114
AMBAC Financial Group, Inc.	925,000	69,162
American International Group, Inc.	15,410,400	1,070,252
Hartford Financial Services Group, Inc.	2,730,720	175,695
MBIA, Inc.	848,800	53,474
MetLife, Inc.	2,944,500	98,788
PartnerRe Ltd.	390,300	22,868
St. Paul Companies, Inc.	492,104	20,732
Travelers Property Casualty Corp. Class B	1,185,468	21,457
		1,690,482
Thrifts & Mortgage Finance - 4.5%
Fannie Mae	9,301,280	717,129
MGIC Investment Corp.	1,482,600	102,210
New York Community Bancorp, Inc.	410,400	16,929
		836,268
TOTAL FINANCIALS		4,476,323
HEALTH CARE - 20.2%
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	8,522,200	248,422
Health Care Providers & Services - 6.6%
Cardinal Health, Inc.	17,957,070	1,151,225
Medco Health Solutions, Inc. (a)	1,344,745	49,554
UnitedHealth Group, Inc.	425,000	25,874
		1,226,653
Pharmaceuticals - 12.3%
Biovail Corp. (a)	1,523,100	34,133
Johnson & Johnson	12,790,800	683,285
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	11,267,200	$ 536,319
Pfizer, Inc.	10,625,500	389,212
Recordati Spa	382,800	7,337
Schering-Plough Corp.	6,021,700	105,621
Wyeth	13,168,700	539,258
		2,295,165
TOTAL HEALTH CARE		3,770,240
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.5%
United Technologies Corp.	916,100	87,524
Commercial Services & Supplies - 0.4%
Aramark Corp. Class B	655,100	17,242
ChoicePoint, Inc. (a)	1,395,800	53,738
		70,980
Industrial Conglomerates - 4.1%
General Electric Co.	15,737,300	529,245
Tyco International Ltd.	8,839,700	236,462
		765,707
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	1,751,500	116,527
Road & Rail - 0.2%
CSX Corp.	886,400	27,975
Union Pacific Corp.	187,400	12,069
		40,044
TOTAL INDUSTRIALS		1,080,782
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	1,687,700	43,273
Comverse Technology, Inc. (a)	3,443,800	60,611
Motorola, Inc.	5,077,500	84,185
		188,069
Computers & Peripherals - 1.9%
Dell, Inc. (a)	3,292,500	110,200
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	7,978,600	$ 189,811
Sun Microsystems, Inc. (a)	10,331,500	54,860
		354,871
Electronic Equipment & Instruments - 1.2%
Celestica, Inc. (sub. vtg.) (a)	1,540,500	26,444
Flextronics International Ltd. (a)	2,426,800	46,109
Jabil Circuit, Inc. (a)	1,177,600	34,857
Sanmina-SCI Corp. (a)	2,574,900	33,757
Solectron Corp. (a)	9,028,400	64,102
Thermo Electron Corp. (a)	697,900	19,450
		224,719
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	1,067,600	59,198
First Data Corp.	2,732,300	106,997
		166,195
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	1,096,400	33,550
KLA-Tencor Corp. (a)	157,000	8,960
Lam Research Corp. (a)	369,000	9,871
Linear Technology Corp.	215,400	8,616
Micron Technology, Inc. (a)	713,800	11,499
Novellus Systems, Inc. (a)	166,500	5,671
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	2,837,894	31,728
United Microelectronics Corp. sponsored ADR (a)	5,664,322	30,644
Xilinx, Inc. (a)	145,500	6,098
		146,637
Software - 4.9%
Microsoft Corp.	31,520,937	871,554
VERITAS Software Corp. (a)	1,507,734	49,544
		921,098
TOTAL INFORMATION TECHNOLOGY		2,001,589
MATERIALS - 0.8%
Chemicals - 0.3%
Dow Chemical Co.	1,485,000	62,296
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Alcan, Inc.	1,138,000	$ 48,584
Alcoa, Inc.	480,600	16,427
		65,011
Paper & Forest Products - 0.1%
Bowater, Inc.	267,500	11,971
International Paper Co.	216,200	9,139
		21,110
TOTAL MATERIALS		148,417
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.8%
BellSouth Corp.	4,938,400	144,349
Qwest Communications International, Inc. (a)	28,744,800	116,129
SBC Communications, Inc.	19,413,091	495,034
Verizon Communications, Inc.	8,697,050	320,573
		1,076,085
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	2,676,100	70,622
TOTAL TELECOMMUNICATION SERVICES		1,146,707
UTILITIES - 1.0%
Electric Utilities - 0.9%
Allegheny Energy, Inc. (a)	1,096,100	13,833
FirstEnergy Corp.	1,912,000	71,738
PG&E Corp. (a)	1,755,200	47,127
TXU Corp.	792,800	19,027
Wisconsin Energy Corp.	534,200	17,677
		169,402
Gas Utilities - 0.1%
NiSource, Inc.	683,400	14,351
TOTAL UTILITIES		183,753
TOTAL COMMON STOCKS (Cost $16,562,554)		18,008,861
Corporate Bonds - 0.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (d)	$ 11,560	$ 15,027
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
IOS Capital LLC 5% 5/1/07 (d)	13,360	14,454
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Service Corp. International (SCI) 6.75% 6/22/08	8,420	9,378
INDUSTRIALS - 0.4%
Industrial Conglomerates - 0.4%
Tyco International Group SA 3.125% 1/15/23	51,110	70,133
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Brocade Communications Systems, Inc. 2% 1/1/07	18,810	17,305
CIENA Corp. 3.75% 2/1/08	10,415	9,816
		27,121
TOTAL CONVERTIBLE BONDS		136,113
Nonconvertible Bonds - 0.0%
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
9.375% 9/15/10	2,603	2,912
9.5% 6/1/09	866	967
		3,879
TOTAL CORPORATE BONDS (Cost $117,719)		139,992
Money Market Funds - 3.3%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.08% (b)	595,886,739	$ 595,887
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	24,032,125	24,032
TOTAL MONEY MARKET FUNDS (Cost $619,919)		619,919
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $17,300,192)		18,768,772
NET OTHER ASSETS - (0.6)%		(105,417)
NET ASSETS - 100%		$ 18,663,355
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,481,000 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,691,771,000 and $2,891,818,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $242,000 for the period.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $665,957,000 of which $221,038,000 and $444,919,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,575) (cost $17,300,192) - See accompanying schedule		$ 18,768,772
Receivable for investments sold		115,192
Receivable for fund shares sold		33,768
Dividends receivable		23,229
Interest receivable		1,355
Prepaid expenses		87
Other receivables		700
Total assets		18,943,103

Liabilities
Payable for investments purchased	$ 225,387
Payable for fund shares redeemed	16,048
Accrued management fee	10,566
Other affiliated payables	3,447
Other payables and accrued expenses	268
Collateral on securities loaned, at value	24,032
Total liabilities		279,748

Net Assets		$ 18,663,355
Net Assets consist of:
Paid in capital		$ 17,506,797
Undistributed net investment income		7,290
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(319,331)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,468,599
Net Assets, for 670,920 shares outstanding		$ 18,663,355
Net Asset Value, offering price and redemption price per share ($18,663,355 ÷ 670,920 shares)		$ 27.82

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends (including $873 received from affiliated issuers)		$ 135,099
Interest		7,133
Security lending		100
Total income		142,332

Expenses
Management fee Basic fee	$ 49,213
Performance adjustment	11,422
Transfer agent fees	19,527
Accounting and security lending fees	612
Non-interested trustees' compensation	50
Appreciation in deferred trustee compensation account	6
Custodian fees and expenses	133
Registration fees	224
Audit	54
Legal	31
Miscellaneous	65
Total expenses before reductions	81,337
Expense reductions	(720)	80,617
Net investment income (loss)		61,715
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $26,015 on sales of investments in affiliated issuers)	545,850
Foreign currency transactions	33
Total net realized gain (loss)		545,883
Change in net unrealized appreciation (depreciation) on: Investment securities	1,543,342
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		1,543,349
Net gain (loss)		2,089,232
Net increase (decrease) in net assets resulting from operations		$ 2,150,947

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,715	$ 129,684
Net realized gain (loss)	545,883	(488,003)
Change in net unrealized appreciation (depreciation)	1,543,349	1,996,641
Net increase (decrease) in net assets resulting from operations	2,150,947	1,638,322
Distributions to shareholders from net investment income	(142,749)	(128,580)
Share transactions Net proceeds from sales of shares	2,812,606	4,924,391
Reinvestment of distributions	137,933	123,895
Cost of shares redeemed	(2,032,747)	(3,468,842)
Net increase (decrease) in net assets resulting from share transactions	917,792	1,579,444
Total increase (decrease) in net assets	2,925,990	3,089,186

Net Assets
Beginning of period	15,737,365	12,648,179
End of period (including undistributed net investment income of $7,290 and undistributed net investment income of $88,324, respectively)	$ 18,663,355	$ 15,737,365
Other Information Shares
Sold	107,956	214,274
Issued in reinvestment of distributions	5,341	5,510
Redeemed	(77,919)	(153,994)
Net increase (decrease)	35,378	65,790

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.76	$ 22.20	$ 29.75	$ 30.90	$ 31.14	$ 28.11
Income from Investment Operations
Net investment income (loss) D	.09	.22	.24 F	.16	.15	.17
Net realized and unrealized gain (loss)	3.19	2.56	(7.31) F	1.27	1.89	5.18
Total from investment operations	3.28	2.78	(7.07)	1.43	2.04	5.35
Distributions from net investment income	(.22)	(.22)	(.15)	(.18)	(.14)	(.13)
Distributions from net realized gain	-	-	(.33)	(2.40)	(2.14)	(2.19)
Total distributions	(.22)	(.22)	(.48)	(2.58)	(2.28)	(2.32)
Net asset value, end of period	$ 27.82	$ 24.76	$ 22.20	$ 29.75	$ 30.90	$ 31.14
Total Return B, C	13.32%	12.63%	(24.04)%	4.58%	7.00%	21.90%
Ratios to Average Net Assets E
Expenses before expense reductions	.96% A	1.05%	.98%	.97%	.77%	.87%
Expenses net of voluntary waivers, if any	.96% A	1.05%	.98%	.97%	.77%	.87%
Expenses net of all reductions	.95% A	1.02%	.95%	.94%	.74%	.84%
Net investment income (loss)	.73% A	.94%	.90% F	.54%	.52%	.58%
Supplemental Data
Net assets, end of period (in millions)	$ 18,663	$ 15,737	$ 12,648	$ 14,463	$ 10,432	$ 14,283
Portfolio turnover rate	35% A	51%	81%	88%	86%	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 2,365,297	|
Unrealized depreciation	(974,012)
Net unrealized appreciation (depreciation)	$ 1,391,285
Cost for federal income tax purposes	$ 17,377,487

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,200 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $672 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $48.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alberto-Culver Co.	$ 210,761	$ -	$ 39,974	$ 873	$ 200,565

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DGF-USAN-0304
1.789283.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Securities Fund: Fidelity Dividend Growth Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Dividend Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 26, 2004